NET TRADING INCOME (Tables) - Financial assets at fair value through profit or loss, classified as held for trading, category [member]	12 Months Ended
Dec. 31, 2017
NET TRADING INCOME (Tables) [Line Items]
Disclosure of trading income (expense) [text block]
	2017 £m	2016 £m	2015 £m
Foreign exchange translation (losses) gains	(174)	1,363	(80)
Gains on foreign exchange trading transactions	517	542	335
Total foreign exchange	343	1,905	255
Investment property gains (losses) (note 26)	230	(83)	416
Securities and other gains (see below)	11,244	16,723	3,043
Net trading income	11,817	18,545	3,714

Net gains (losses) [Member]
NET TRADING INCOME (Tables) [Line Items]
Disclosure of financial assets held for trading [text block]	Securities and other gains comprise net gains (losses) arising on assets and liabilities held at fair value through profit or loss and for trading as follows:

	2017 £m	2016 £m	2015 £m
Net income arising on assets held at fair value through profit or loss:
Debt securities, loans and advances	1,122	4,771	451
Equity shares	9,862	12,534	2,384
Total net income arising on assets held at fair value through profit or loss	10,984	17,305	2,835
Net (expense) income arising on liabilities held at fair value through profit or loss – debt securities in issue	(144)	(154)	14
Total net gains arising on assets and liabilities held at fair value through profit or loss	10,840	17,151	2,849
Net gains (losses) on financial instruments held for trading	404	(428)	194
Securities and other gains	11,244	16,723	3,043